Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions	$ 462.4	$ 474.0
Change in mine reclamation obligations	$ 53.7	15.7
Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)	2.50%
Provisions	$ 438.3	447.1	$ 296.2
Accretion charged to earnings as finance expense	31.3	34.2
Reclamation expenditures	25.1	27.3
Litigation
Disclosure of other provisions [line items]
Provisions	25.4	10.5
Provisions, including acquisitions and disposals	$ 24.1	$ 26.9
Bottom of range | Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)		1.00%
Discount rate (percent)	3.00%	3.00%
Top of range | Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)		5.00%
Discount rate (percent)	10.00%	11.00%